Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of September 30, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	September 30, 2021	September 30, 2020
ASSETS
Cash	$110,393	$-
Short-term investments	13,725,204	-
Total current assets	13,835,597	-

Non-current assets
Investment in subsidiaries	$45,098,756	$20,802,904

Total assets	$58,934,353	$20,802,904

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 16,000,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	67,969	50,000
Additional paid-in capital	29,279,159	3,679,000
Retained earnings	27,498,466	16,178,514
Accumulated other comprehensive income	2,088,759	895,390
Total shareholders’ equity	58,934,353	20,802,904

Total liabilities and shareholders’ equity	$58,934,353	$20,802,904

	For the years ended September 30,
	2021	2020	2019
Operating costs and expenses:
General and administrative expenses	$(1,177,869)	$-	$-

Other income (expenses):
Income from short-term investments	239,549	-	-
Other expenses	(60,751)	-	-

Equity in earnings of subsidiaries	12,319,023	7,558,222	7,551,465

Net income	11,319,952	7,558,222	7,551,465
Foreign currency translation adjustments	1,193,369	860,623	(645,978)
Comprehensive income attributable to the Company	$12,513,321	$8,418,845	$6,905,487

	For the Years Ended September 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,319,952	$7,558,222	$7,551,465
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiary	(12,319,027)	(7,558,222)	(7,551,465)
Net cash used in operating activities	(999,075)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	(15,330,660)	-	-
Redemption of short-term investments	1,801,927	-	-
Net cash used in investing activities	(13,528,733)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	25,957,457	-	-
Cash lent to subsidiaries	(11,358,764)	-	-
Net cash provided by financing activities	14,598,693	-	-

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	39,508	-	-

CHANGES IN CASH	110,393	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$110,393	$-	$-